SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Advances to suppliers-current	$ 14,210,115	$ 23,614,491
Non-current advances to suppliers	5,627,400	5,928,000
Prepayments for property, plant and equipment, recorded in non-current assets	2,214,265	8,317,188
Goodwill
Beginning of the year		5,646,522
Goodwill impairment during the year	0	(6,160,545)	0
Foreign exchange effect		514,023
Closing balance			5,646,522
Intangible Assets
Impairment loss on intangible assets		3,764,464
Advances and prepayments to raw material suppliers | Suppliers concentration risk | Supplier A
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	4,346,638	17,625,438
Advances and prepayments to raw material suppliers | Suppliers concentration risk | Supplier B
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	5,627,400	5,928,000
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier A
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	446,008	2,182,950
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier B
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk		2,020,512
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier C
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	272,560
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier D
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	271,734
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier E
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	$ 265,127